Note 2 - Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Details
Inventory, Finished Goods, Gross	$ 7,051,138	$ 3,553,140
Inventory, Gross	7,051,138	3,553,140
Inventory Valuation Reserves	(87,908)	(89,526)
Inventories	$ 6,963,230	$ 3,463,614